SUBSEQUENT EVENTS (Details) - shares						1 Months Ended						12 Months Ended
	Mar. 07, 2023	Mar. 01, 2023	Feb. 08, 2023	Feb. 07, 2023	Feb. 06, 2023	Apr. 18, 2023	Mar. 22, 2023	Mar. 17, 2023	Feb. 23, 2023	Feb. 21, 2023	Jan. 26, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Shares issued												115,958,182
Share outstanding												956,254,977
Total share issued												914,127,078
Subsequent Event [Member] | Sixth Street Lending [Member]
Subsequent Event [Line Items]
Subsequent event category											Settlemement Agreement
Subsequent event description											The Company entered into a Settlement Agreement on January 26, 2023, with 1800 Diagonal Lending LLC f/k/a Sixth Street Lending LLC, in the amount of $550,000. The settlement agreement was set aside and a Agreed Final Order was issued on ? Pursuant to the Final order the following note balances and adjustments were made. Initial Notes entered 2/3/2022 with an initial principal amount of $103,750, adjusted to the sum of $131,096.02, plus interest at the rate of 8% from August 8, 2022, until paid. Note entered 6/14/2022 with a principal amount of $ 202,772.57 adjusted to the sum of $256,218.57, plus interest at the rate of 8 % from August 8, 2022, until paid. Note entered June 14, 2022, with an initial principal of $128,750.00 adjusted to the principal amount of $162,685.42 , plus interest at the of 8 % from August 8,2022 until paid.
Subsequent Event [Member] | Fourth Man L L C [Member]
Subsequent Event [Line Items]
Subsequent event category					Promissory Note
Subsequent event description					On February 6, 2023, The Company and Fourth Man, LLC entered into a Securities purchase agreement for a 12% Convertible Note in the aggregate principal of $165,000.00 less an original issue discount of $16,500.00. The note will mature in 12 months from the issue date. The note in convertible into shares of common stock on the Company at a price of $0.01. The Company shall issue 8,250,000 warrants shares at an exercise price of $0.01 and an exercise period of five years from the issue date.
Subsequent Event [Member] | GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Subsequent event category	Notice of Conversion			Notice of Conversion				Notice of Conversion	Notice of Conversion
Subsequent event description	On March 7,2023, GS Capital Partners, LLC. converted $80,000.00 of principal and $21,632.88 of interest for 10,163,288 shares of common stock.			On February 7,2023, GS Capital Partners, LLC. converted $53,474.63 of principal and $13,885.82 of interest for 6,736,045 shares of common stock.				On March 17, 2023, GS Capital Partners, LLC. converted $85,000 of principal and $23,310.96 of interest for 10,831,096, shares of common stock.	On February 23,2023, GS Capital Partners, LLC. converted $65,000.00 of principal and $17,277.53 of interest for 8,277,753 shares of common stock.
Shares issued	10,163,288			6,736,045				10,831,096	8,227,753
Subsequent Event [Member] | Leonite Capital LLC [Member]
Subsequent Event [Line Items]
Subsequent event category		Notice of Conversion	Notice of Conversion			Notice of Conversion	Second Amendment to Senior Secured Convertible Promissory Note	Notice of Conversion		Notice of Conversion
Subsequent event description		On March I, 2023 Leonite Capital LLC converted $200,000 of principal and interest for 20,000,000 shares of common	On February 8, 2023 Leonite Capital LLC converted $100,000 of principal, interest, and fees for 10,000,000 shares of common stock.			On April 18, 2023, Leonite Capital LLC converted $150,000 of principal and interest for 15,000,000 shares of common	Amended June 30, 2023, the Company entered into a second amendment to senior secured convertible promissory note, with Leonite Capital LLC	On March 17, 2023, Leonite Capital LLC converted $200,000 of principal and interest for 20,000,000 shares of common		On February 21, 2023 Leonite Capital LLC converted $150,000 of principal and interest for 15,000,000 shares of common stock.
Shares issued		20,000,000	10,000,000			15,000,000		20,000,000		15,000,000